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1933 Act Rule 485(b)
1933 Act File No. 333-96461
1940 Act File No. 811-09813

September 26, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Scout Funds (the “Trust”)
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, submitted electronically for filing via EDGAR is Post-Effective Amendment Nos. 41/42 to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

The Amendment is being filed under Rule 485(b)(1)(iii) for the purpose of delaying the effectiveness of Post-Effective Amendment Nos. 38/39 until October 10, 2012.

This Amendment relates only to the Scout Emerging Markets Fund series of the Trust.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Michael P. O’Hare at (215) 564-8198.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.

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